Related Party Transactions - Additional Information (Detail) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Share-based compensation arrangement by share-based payment award options grants in period gross	239,610
Share-based compensation arrangement by share-based payment award options grants in period Weighted average exercise price | $ / shares	$ 6.28
Non Executive Officers and Board Members [Member] | Share-based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Share-based compensation arrangement by share-based payment award options grants in period gross	239,610
Share-based compensation arrangement by share-based payment award options grants in period Weighted average exercise price | $ / shares	$ 6.28
Share Based Compensation Arrangement by Share Based Payment Award Options Granted in Period Fair Value | $	$ 362
Nonvested award cost not yet recognized period for recognition	1 year
Board Members [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Share-based compensation arrangement by share-based payment award non option equity instruments granted	491,775
dummy | $	$ 2,603
Board Members [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Nonvested award cost not yet recognized period for recognition	1 year
Board Members [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Nonvested award cost not yet recognized period for recognition	4 years